Provisions - Schedule of Changes in Provision - Retirement Benefit Plan (Detail) - Retirements bonus plan [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Beginning balance	$ 689	$ 687
Current service costs	49	46
Interest expense on obligation	36	39
Actuarial (gains) losses	(97)	(13)
Payments of benefits	(17)	(7)
Exchange differences	10	(63)
Ending balance	$ 670	$ 689